Customer and Vendor Concentration (Tables)	12 Months Ended
Dec. 31, 2016
Customer and Vendor Concentration [Abstract]
Schedules of customer concentration of risk
	For the years ended December 31
	2016 Revenue		2015 Revenue
Customer A	$4,315,189	23%	$4,094,994	34%
Customer B	5,923,565	32%	6,424,766	54%
Customer C	2,783,292	15%	-	0%
Other customers	5,753,909	30%	1,413,673	12%
	$18,775,955	100%	$11,933,433	100%

	December 31, 2016		December 31, 2015
	Accounts Receivable		Accounts Receivable
Customer A	$387,729	27%	$392,453	46%
Customer B	449,658	32%	442,885	52%
Customer C	42,624	3%	-	0%
Other customers	535,072	38%	20,625	2%
	$1,415,083	100%	$855,963	100%

Schedule of vendor concentration risk
	For the years ended December 31
	2016 Cost of Revenue		2015 Cost of Revenue
Vendor A	$3,484,433	18%	$2,848,715	25%
Vendor B	2,172,579	12%	1,106,927	10%
Vendor C	1,530,233	8%	998,787	8%
Other	11,896,589	62%	6,513,581	57%
	$19,083,834	100%	$11,468,010	100%

	December 31, 2016		December 31, 2015
	Accounts Payable		Accounts Payable
Vendor A	$304,826	8%	$195,511	20%
Vendor B	235,388	6%	33,270	3%
Vendor C	18,616	1%	91,355	9%
Other vendors	3,222,457	85%	674,969	68%
	$3,781,287	100%	$995,105	100%